Revenue - Lease and non-lease components of revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenue	€ 108,622	€ 106,424	€ 60,938